STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 17 – Stockholders’ Equity

The Company’s authorized capital stock consists of 750,000,000 shares of common stock, par value $0.0001, at November 30, 2020 and May 31, 2020, and 20,000,000 shares of preferred stock, par value $0.001 per share. The Company had 126,571,416 shares of common stock issued and outstanding as of November 30, 2020 and May 31, 2020, respectively.

Six months ended November 30, 2020

Common Stock Issued and To Be Issued to Officers and Service Providers:

During the six months ended November 30, 2020, the Company charged an aggregate of $53,876 to common stock subscribed representing the accrual over the vesting period of 125,000 shares of restricted common stock issuable to officers.

During the six months ended November 30, 2020, the Company recognized the cancellation of a consulting contract, which resulted in a credit to operations in the amount of $22,500 and the reversal of 100,000 shares of common stock to be issued.

During the six months ended November 30, 2020, the Company recognized the cancellation of a consulting contract, which resulted in a credit to operations in the amount of $3,250 and the reversal of 25,000 shares of common stock to be issued.

During the six months ended November 30, 2020, the Company recognized the issuance of 50,000 to a former officer, which shares were previously recorded in common stock to be issued.

Six months ended November 30, 2019

Common Stock and Warrants Issued upon Conversion of Notes Payable:

On July 8, 2019, the Company issued 16,644 shares of common stock and three-year warrants to acquire 8,322 shares of common stock at a price of $1.10 per share to Canaccord Genuity Corp., as nominee, in connection with the conversion of a portion of the Canaccord Debentures in the principal amount of $13,315. No gain or loss was recorded on this transaction because the conversion was made pursuant to the terms of the original agreement.

On July 19, 2019, the Company issued 15,677 shares of common stock and three-year warrants to acquire 7,838 shares of common stock at a price of $1.10 per share to Canaccord Genuity Corp., as nominee, in connection with the conversion of a portion of the Canaccord Debentures in the principal in the amount of $12,542. No gain or loss was recorded on this transaction because the conversion was made pursuant to the terms of the original agreement.

Common Stock Issued and To Be Issued to Officers and Service Providers:

On July 22, 2019, the Company issued 500,000 shares of common stock to Ben Sillitoe, the former Chief Executive Officer of CLS Nevada, in connection with his employment agreement. The fair value of these shares in the amount of $355,000 had been charged to operations as the shares vested. At issuance, this amount was transferred from common stock subscribed; $50 was charged to common stock, and $354,950 was charged to additional paid-in capital.

On July 22, 2019, the Company issued 50,000 shares of common stock to Don Decatur, the former Chief Operating Officer of CLS Nevada, in connection with his employment agreement. The fair value of these shares in the amount of $35,500 had been charged to operations as the shares vested. At issuance, this amount was transferred from common stock subscribed; $5 was charged to common stock, and $35,495 was charged to additional paid-in capital.

During the six months ended November 30, 2019, the Company charged an aggregate of $93,901 to common stock subscribed representing the accrual over the vesting period of 791,668 shares of restricted common stock issuable to officers. The Company also charged $30,000 to common stock subscribed representing the fair value of 133,332 shares of common stock to be issued to a service provider.

Warrants

The following table summarizes the significant terms of warrants outstanding at November 30, 2020. This table does not include the unit warrants. See Unit Warrants section below.

Range of exercise prices	Number of warrants outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price of outstanding warrants	Number of warrants exercisable	Weighted average exercise price of exercisable warrants
$0.49	33,465,110	1.00	$0.49	33,465,110	$0.49
0.50	2,736,500	1.23	0.50	2,736,500	0.50
0.60	17,500,000	1.00	0.60	17,500,000	0.60
0.75	837,500	0.22	0.75	837,500	0.75
1.10	296,035	1.06	1.10	296,035	1.10
	54,835,145	1.00	$0.53	54,835,145	$0.53

Transactions involving warrants are summarized below. This table does not include the unit warrants. See Unit Warrants sections below.

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at May 31, 2019	54,818,985	$0.53
Granted	16,160	$1.10
Exercised	-
Cancelled / Expired	-	$-

Warrants outstanding at May 31, 2020	54,838,145	$0.53
Granted	-	$-
Exercised	-	$-
Cancelled / Expired	-	$-
Warrants outstanding at November 30, 2020	54,835,145	$0.53

Unit Warrants

On June 20, 2018, in connection with the special warrant offering, the Company issued Canaccord Genuity Corp. 2,317,842 three-year broker warrants at an exercise price of C$0.45 per unit as compensation.  Each warrant entitles the holder to purchase one unit, which consists of one share of common stock and a warrant to purchase one share of common stock, for C$0.65 per share. These warrants were valued at $1,495,373, and this amount was charged to operations during the six months ended November 30, 2018.

On December 12, 2018, in connection with the issuance of the Canaccord Debentures, the Company issued Canaccord Genuity Corp., as compensation, 1,074,720 three-year agent and advisory warrants. Each warrant entitles the holder to purchase a unit for $0.80, which unit consists of one share of common stock and a warrant to purchase one-half share of common stock at an exercise price of $1.10 per share. The Company, in connection with the issuance of the Canaccord Debentures, also issued to National Bank Financial Inc., as compensation, 268,680 three-year agent and advisory warrants. Each warrant entitles the holder to purchase a unit for $0.80, which unit consists of one share of common stock and a warrant to purchase one-half share of common stock at an exercise price of $1.10 per share. The aggregate value of these warrants was $874,457, which was charged to operations during the year ended May 31, 2019.

Because the unit warrants are exercisable for Common Stock and warrants, they are not included in the warrant tables above.

NOTE 18 – STOCKHOLDERS’ EQUITY

The Company’s authorized capital stock consists of 750,000,000 shares of common stock, par value $0.0001, at May 31, 2020 and 2019, and 20,000,000 shares of preferred stock, par value $0.001 per share. The Company had 126,521,416 and 125,839,095 shares of common stock issued and outstanding as of May 31, 2020 and 2019, respectively.

The Company recorded imputed interest of $0 and $807 during the years ended May 31, 2020 and 2019 on related party payables due to a director and officer of the Company, and charged this amount to additional paid-in capital. During the year ended May 31, 2019, the Company repaid the related party payables in the aggregate amount of $17,930.

Year ended May 31, 2020:

Common Stock and Warrants Issued upon Conversion of Notes Payable:

On July 8, 2019, the Company issued 16,644 shares of common stock and three-year warrants to acquire 8,322 shares of common stock at a price of $1.10 per share to Canaccord Genuity Corp., as nominee, in connection with the conversion of a portion of the Canaccord Debentures in the principal amount of $13,315. No gain or loss was recorded on this transaction because the conversion was made pursuant to the terms of the original agreement.

On July 19, 2019, the Company issued 15,677 shares of common stock and three-year warrants to acquire 7,838 shares of common stock at a price of $1.10 per share to Canaccord Genuity Corp., as nominee, in connection with the conversion of a portion of the Canaccord Debentures in the principal in the amount of $12,542. No gain or loss was recorded on this transaction because the conversion was made pursuant to the terms of the original agreement.

Common Stock Issued and To Be Issued to Officers and Service Providers:

On July 22, 2019, the Company issued 500,000 shares of common stock with a fair value of $355,000 to Ben Sillitoe, Chief Executive Officer of CLS Nevada, in connection with his employment agreement. $325,417 was recorded during fiscal 2019, and issued from stock payable during the year ended May 31, 2020; $29,583 was charged to operations during the year ended May 31, 2020. At issuance, $50 was charged to common stock, and $354,950 was charged to additional paid-in capital.

On July 22, 2019, the Company issued 50,000 shares of common stock with a fair value of $35,495 to Don Decatur, Chief Operating Officer of CLS Nevada, in connection with his employment agreement. $32,542 of this amount was recorded during fiscal 2019, and issued from stock payable during the year ended May 31, 2020; $2,958 was charged to operations during the year ended May 31, 2020. At issuance, $5 was charged to common stock, and $35,495 was charged to additional paid-in capital.

During the year ended May 31, 2020, the Company charged an aggregate of $154,014 to common stock subscribed representing the accrual over the vesting period of 791,668 shares of restricted common stock issuable to officers.

The Company also charged $45,000 to common stock subscribed representing the fair value of 200,000 shares of common stock to be issued to a service provider. During the year ended May 31, 2020, the Company issued 100,000 of these shares of common stock. At issuance, $22,500 was transferred from common stock subscribed; $10 was charged to common stock, and $22,490 was charged to additional paid-in capital.

Year ended May 31, 2019:

Stock Issued upon Conversion of Notes Payable

On June 12, 2018, Darling Capital, holder of a convertible promissory note, converted a total of $565,000, which consisted of $550,000 of principal and $15,000 of accrued interest, into 1,808,000 shares of common stock.

On August 9, 2018, Efrat Investments, holder of a convertible promissory note, converted a total of $57,200, which consisted of $55,000 of principal and $2,200 of accrued interest, into 183,040 shares of common stock.

On August 21, 2018, David Lamadrid, a former executive officer of the Company and holder of a convertible promissory note, converted a total of $32,497, which consisted of $31,250 of principal and $1,247 of accrued interest, into 103,989 shares of common stock.

On August 23, 2018, Jay Lasky, holder of a convertible promissory note, converted a total of $26,185, which consisted of $25,000 of principal and $1,185 of accrued interest, into 65,462 shares of common stock.

On October 23, 2018, Newcan, which is owned by a director of the Company and was the holder of a convertible promissory note, converted a total of $78,534, which consisted of $75,000 of principal and $3,534 of accrued interest, into 196,336 shares of common stock.

On November 14, 2018, YA II PN, holder of a convertible promissory note, converted a total of $280,247, which consisted of $250,000 of principal and $30,247 of accrued interest, into 700,616 shares of common stock.

On January 8, 2019, YA II PN, holder of a convertible promissory note, converted a total of $256,027 which consisted of $250,000 of principal and $6,027 of accrued interest, into 640,068 shares of common stock.

There were no gains or losses on the conversion of notes payable during the year ended May 31, 2019, as all conversions were made pursuant to the terms of the convertible note agreements.

Stock Issued for Services

On June 24, 2018, pursuant to the terms of a severance agreement between the Company and David Lamadrid, the Company issued 600,000 shares of restricted common stock to Mr. Lamadrid. These shares were valued at $264,000 based upon the Company’s stock price of $0.44 on Mr. Lamadrid’s date of employment. Of this amount, $213,320 had been previously expensed and the remaining $50,680 was charged to operations during the year ended May 31, 2019.

On July 24, 2018, the Company awarded Star Associates, LLC, a limited liability company owned by Andrew Glashow, a director and executive officer of the Company, a cash payment in the amount of $250,000 and 700,000 shares of the Company’s restricted common stock in recognition of Mr. Glashow’s efforts, through Star Associates, in successfully assisting the Company in negotiating and obtaining the financing necessary to acquire Alternative Solutions.  The shares were valued at $490,000 based upon the Company’s stock price of $0.70 at the date of the grant, and were charged to operations during the year ended May 31, 2019.

On September 11, 2018, the Company issued 31,250 shares of common stock valued at $25,310 based upon the Company’s stock price of $0.81 at the date of the grant, in exchange for legal services previously rendered to the Company. These shares were accrued on February 8, 2018, and were issued from stock payable.

Stock Issued for Acquisition

On June 27, 2018, the Company issued 22,058,823 shares of its common stock pursuant to the terms of the Alternative Solutions Acquisition Agreement.  These shares were valued at $15,441,176.  (See note 4).

Special Warrants Issued in Offering

On June 20, 2018, the Company executed an Agency Agreement with Canaccord Genuity Corp. and closed on a private offering of its special warrants for aggregate gross proceeds of C$13,037,859 (USD$9,785,978). Pursuant to the offering, the Company issued 28,973,020 special warrants at a price of C$0.45 (USD$0.34) per special warrant. Each special warrant was automatically exercisable, for no additional consideration, into units of the Company on the earlier of: (i) the date that was five business days following the date on which the Company obtained a receipt from the applicable securities regulatory authorities in each of the jurisdictions in Canada in which the special warrants were sold for a final prospectus qualifying the distribution of the units, which was intended to be no later than November 30, 2018, and (ii) the date that was four months and one day after the completion of the Company's acquisition of all of the membership interests in Alternative Solutions, known as Oasis Cannabis. The Company allocated $4,226,394 of the proceeds from the sale of the special warrants to the underlying stock, and $5,559,584 of the value to the underlying warrants. The value of the warrants underlying the special warrants was determined utilizing the Black-Scholes valuation model. The Company recorded a loss on currency conversion in the amount of $403,588 in connection with the special warrants during the year ended May 31, 2019.

In connection with the offering, the Company paid Canaccord Genuity Corp. a cash commission equal to C$1,043,028 (USD$799,053), a corporate finance fee equal to 1,448,651 special warrants, and 2,317,842 compensation broker warrants valued at $1,495,373. Each compensation broker warrant entitles the holder thereof to acquire one unit at a price of C$0.45 per unit for a period of 36 months from the date that the Company's common stock is listed on a recognized Canadian stock exchange, subject to adjustment in certain events. The 1,448,651 special warrants that were issued were valued at $1,413,300 and were charged to operations during the year ended May 31, 2019.

Upon exercise of the special warrants, each unit was to consist of one share of the Company's common stock and one warrant to purchase one share of common stock.  Each warrant was to be exercisable at a price of C$0.65 for three years after the Company's common stock was listed on a recognized Canadian stock exchange, subject to adjustment in certain events.

Because the Company did not receive a receipt from the applicable Canadian securities authorities for the qualifying prospectus by August 20, 2018, the unexercised special warrants were adjusted to entitle the holders to receive 1.1 units instead of one unit of the Company. This resulted in the issuance of an additional 3,042,167 units. This penalty was valued at $7,142,550 and was charged to operations during the year ended May 31, 2019.

On November 30, 2018, all of the special warrants were automatically converted into 33,463,838 shares of common stock and warrants to purchase 33,463,838 shares of common stock for CD$0.65 per share.

Stock Issued in Navy Capital Offering

On July 31, 2018, the Company entered into a Subscription Agreement with Navy Capital Green International, Ltd, (the “Navy Capital Offering”) for 7,500,000 units at a price of $0.40 per unit, or an aggregate amount of $3,000,000.  The units collectively represent (i) 7,500,000 shares of common stock, and (ii) three-year warrants to purchase an aggregate of 7,500,000 shares of common stock at an exercise price of $0.60 per share of common stock.

In connection with the Navy Capital Offering, between August 8, 2018 and August 10, 2018, the Company entered into five subscription agreements for a total of 6,875,000 units at a price of $0.40 per unit, or an aggregate purchase price of $2,750,000.  The units collectively represent (i) 6,875,000 shares of common stock, and (ii) three-year warrants to purchase an aggregate of 6,875,000 shares of common stock at an exercise price of $0.60 per share of common stock.

Stock Issued to Officers

Effective July 1, 2018, the Company granted the Chief Executive Officer of CLS Nevada, Inc. a one-time signing bonus of 500,000 shares of restricted common stock, which shall become fully vested one year from the effective date of his employment agreement.  These shares were valued at $350,000 and will be amortized over the vesting period.  As of May 31, 2019, $325,417 had been charged to operations, and is carried as Common Stock Subscribed on the Company’s balance sheet at May 31, 2019.

Effective July 1, 2018, the Company granted the Chief Operating Officer of CLS Nevada, Inc. a one-time signing bonus of 50,000 shares of restricted common stock, which shall become fully vested one year from the effective date of his employment agreement.  These shares were valued at $35,000 and will be amortized over the vesting period. As of May 31, 2019, $32,542 had been charged to operations, and is carried as Common Stock Subscribed on the Company’s balance sheet at May 31, 2019.

Effective August 1, 2018, the Company granted 25,000 shares of restricted common stock to its then Chief Financial Officer.  These shares vested four months after issuance.  The shares were valued at $17,500, and were amortized over the vesting period.  On April 11, 2019, these shares were issued.

Effective March 1, 2019, the Company granted its President and Chief Operating Officer Chief Operating Officer 500,000 shares of restricted common stock, which shall become fully vested two years from the effective date of his employment agreement.  These shares were valued at $215,500 and will be amortized over the vesting period. As of May 31, 2019, $26,938 had been charged to operations, and is carried as Common Stock Subscribed on the Company’s balance sheet at May 31, 2019.

Effective May 2, 2019, the Company granted its Chief Financial Officer 50,000 shares of restricted common stock, which shall become fully vested one year from the effective date of his employment agreement.  These shares were valued at $17,995 and will be amortized over the vesting period. As of May 31, 2019, $1,428 had been charged to operations, and is carried as Common Stock Subscribed on the Company’s balance sheet at May 31, 2019.

 Stock Issued upon Cashless Exercise of Warrants

On August 14, 2018, the Company issued 129,412 shares of common stock upon the cashless exercise of warrants to purchase 350,000 shares of common stock at an exercise price of $0.75 per share.

On September 6, 2018, the Company issued 13,684 shares of common stock upon the cashless exercise of warrants to purchase 40,000 shares of common stock at an exercise price of $0.75 per share.

On November 14, 2018, the Company issued 5,867 shares of common stock upon the cashless exercise of warrants to purchase 25,000 shares of common stock at an exercise price of $0.75 per share.

Stock Issued for Settlement

On November 1, 2018, the Company issued 50,000 shares of common stock with a fair value of $47,500 pursuant to a legal settlement. There was no gain or loss associated with this transaction.

Stock Issued for Compensation for Debenture Offering

On December 12, 2018, in connection with the issuance of the Canaccord Debentures, the Company issued 559,750 units as , compensation for advisory and agent fees. Each unit is comprised of one share of common stock and one-half of one common stock purchase warrant at an exercise price of $1.10 per whole share of common stock. As a result, the Company issued 559,750 shares of common stock as compensation for agent and advisory services. These shares were valued at $557,335, and this amount was charged to operations during the year May 31, 2019.

Additional Paid-in Capital

During the year ended May 31, 2019, the Company recorded discounts on two convertible notes payable related to the beneficial conversion features in the amounts of $362,500 on the YA II PN Note 2, and $58,594 on the Newcan Convertible Note 8. Also, during the year ended May 31, 2019, a reset event occurred with regard to the YA II PN 2 Note.

During the year ended May 31, 2019, the Company recorded an original issue discount on the Oasis Note in the amount of $189,180.

On June 1, 2018, the Company adopted ASU 2017-11 and accordingly reclassified the fair value of the reset provisions embedded in the previously issued convertible notes payable and certain warrants with embedded anti-dilutive provisions from liability to additional paid-in capital in the aggregate amount of $1,265,751. On June 20, 2018, a reset event occurred in connection with the YA II PN 2 Note, and the Company charged the change in fair value of the conversion feature in the amount of $35,833 to additional paid-in capital. This was considered a material modification of the note, and the Company created a new discount to this note in the amount of $750,000, which was charged to additional paid-in capital.

During the year ended May 31, 2019, the Company recorded discounts on six convertible debentures related to the beneficial conversion features as follows: a discount of $3,254,896 was recorded on U.S. Convertible Debenture 1; a discount of $813,724 was recorded on U.S. Convertible Debenture 2; a discount of $75,415 was recorded on U.S. Convertible Debenture 3; a discount of $416,653 was recorded on U.S. Convertible Debenture 4; a discount of $120,100 was recorded on U.S. Convertible Debenture 5; and a discount of $60,049 was recorded on U.S. Convertible Debenture 6.

Warrants

On June 27, 2018, the Company incurred a penalty in connection with the WestPark Offering due to the late filing of the registration statement that included the resale of the securities that were sold in such offering.  As a result of the penalty, the Company issued three-year common stock warrants to purchase an aggregate of 1,368,250 shares of the Company’s common stock at an exercise price of $0.50 per share.   In addition, the Company reduced the exercise price of the common stock purchase warrants previously issued to the investors in the WestPark Offering from $0.75 per share to $0.50 per share.  The fair value of the penalty was $941,972; this amount was charged to operations during the year ended May 31, 2019.

On July 20, 2018, in connection with the Company’s sale of a convertible debenture, the Company issued to YA II PN, Ltd. a five-year common stock purchase warrant to purchase 1,250,000 shares of the Company’s common stock at an initial exercise price of $0.60 per share.

On August 6, 2018, the Company issued three-year common stock purchase warrants to purchase an aggregate of 7,500,000 shares of the Company’s common stock at an exercise price of $0.60 per share, to investors in the Navy Capital Offering.

On August 8, 2018, the Company issued three-year common stock purchase warrants to purchase an aggregate of 6,875,000 shares of the Company’s common stock at an exercise price of $0.60 per share, to investors in the Navy Capital Offering.

The Company valued warrants using the Black-Scholes valuation model utilizing the following variables:

	May 31,	May 31,
	2020	2019
Volatility	-%	79.02 to 400.3%
Dividends	$-	$0
Risk-free interest rates	-%	2.68% to 2.77%
Term (years)	-	3

The following table summarizes the significant terms of warrants outstanding at May 31, 2020. This table does not include the unit warrants. See Unit Warrants section below.

Range of exercise Prices	Number of warrants Outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price of outstanding Warrants	Number of warrants Exercisable	Weighted average exercise price of exercisable Warrants
$0.49	33,465,110	1.50	$0.49	33,465,110	$0.49
0.50	2,736,500	1.73	0.50	2,736,500	0.50
0.60	17,500,000	1.50	0.60	17,500,000	0.60
0.75	837,500	0.72	0.75	837,500	0.75
1.10	296,035	1.56	1.10	296,035	1.10
	54,835,145	1.50	$0.53	54,835,145	$0.53

Transactions involving warrants are summarized as follows. This table does not include the special warrants or unit warrants. See Special Warrants and Unit Warrants sections below.

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at May 31, 2018	4,495,750	$0.61
Granted	50,738,235	$0.653
Exercised	(415,000)	$0.75
Cancelled / Expired	-	$-

Warrants outstanding at May 31, 2019	54,818,985	$0.53
Granted	16,160	$1.10
Exercised	-	$-
Cancelled / Expired	-	$-
Warrants outstanding at May 31, 2020	54,835,145	$0.53

Special Warrants

On June 20, 2018, the Company sold 28,973,019 special warrants for net proceeds of US$9,785,978.   Each special warrant was automatically exercisable, for no additional consideration, for units of the Company on the earlier of: (i) the date that was five business days following the date on which the Company obtained a receipt from the applicable securities regulatory authorities in each of the jurisdictions in Canada in which the special warrants were sold for a final prospectus qualifying the distribution of the units, which was intended to be no later than November 30, 2018, and (ii) the date that was four months and one day after the completion of the Company's acquisition of all of the membership interests in Alternative Solutions, known as Oasis Cannabis, which was June 28, 2018. The Company allocated $4,226,394 of the proceeds from the sale of the special warrants to the underlying stock, and $5,559,584 of the value to the underlying warrants. The value of the warrants underlying the special warrants was determined utilizing the Black-Scholes valuation model. The Company recorded a loss on currency conversion in the amount of $403,588 in connection with the special warrants during the year ended May 31, 2019.

Upon exercise of the special warrants, each unit was to consist of one share of the Company's common stock and one warrant to purchase one share of common stock.  Each warrant was to be exercisable at a price of C$0.65 for three years after the Company's common stock was listed on a recognized Canadian stock exchange, subject to adjustment in certain events.

Because the Company did not receive a receipt from the applicable Canadian securities authorities for the qualifying prospectus by August 20, 2018, the unexercised special warrants were adjusted to entitle the holders to receive 1.1 units instead of one unit of the Company. This resulted in the issuance of an additional 3,042,167 units. This penalty was valued at $7,142,550 and was charged to operations during the year ended May 31, 2019.

On November 30, 2018, all of the special warrants were automatically exercised for an aggregate of 33,463,838 shares of common stock and three-year warrants to purchase 33,463,838 shares of common stock for CD$0.65 per share.

Because the special warrants were exercisable for Common Stock and warrants, they were not included in the warrant tables above. There were no special warrants outstanding at May 31, 2020 or 2019.

Unit Warrants

On June 20, 2018, in connection with the special warrant offering, the Company issued Canaccord Genuity Corp. 2,317,842 three-year broker warrants at an exercise price of C$0.45 per share as compensation.  Each warrant entitles the holder to purchase one unit, which consists of one share of common stock and a warrant to purchase one share of common stock, for C$0.65 per share. These warrants were valued at $1,495,373, and this amount was charged to operations during the year ended May 31, 2019.

On December 12, 2018, in connection with the issuance of the Canaccord Debentures, the Company issued Canaccord Genuity Corp. as compensation 1,074,720 three-year agent and advisory warrants. Each warrant entitles the holder to purchase a unit for $0.80, which unit consists of one share of common stock and a warrant to purchase one-half share of common stock at an exercise price of $1.10 per share. The Company, in connection with the issuance of the Canaccord Debentures, also issued to National Bank Financial Inc., as compensation, 268,680 three-year agent and advisory warrants. Each warrant entitles the holder to purchase a unit for $0.80, which unit consists of one share of common stock and a warrant to purchase one-half share of common stock at an exercise price of $1.10 per share. The aggregate value of these warrants was $874,457, which was charged to operations during the year ended May 31, 2019.

Because the unit warrants are exercisable for Common Stock and warrants, they are not included in the warrant tables above.